UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-09243

                            The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utility Trust

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Jose Garza
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BA, Yale University
	MBA, University of	MBA, Columbia
	Notre Dame	Business School

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Utility Trust (the Fund) was (16.9)%. The total return for the Standard & Poor’s (S&P) 500 Utilities Index was (11.1)%. The total return for the Fund’s publicly traded shares was (3.1)%. The Fund’s NAV per share was $3.89, while the price of the publicly traded shares closed at $7.20 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)						Since
						Inception
	Year to Date	1 Year	5 Year	10 Year	15 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	(16.86)%	(11.33)%	5.18%	9.75%	7.02%	7.81%
Investment Total Return (c)	(3.07)	12.43	14.72	9.37	7.82	9.40
S&P 500 Utilities Index	(11.14)	(2.11)	10.17	11.31	7.96	6.69
Lipper Utility Fund Average	(12.60)	(6.09)	6.25	9.85	7.47	6.04
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Utility Trust

Electric Integrated	39.9%
U.S. Government Obligations	17.2%
Water	6.3%
Natural Gas Utilities	6.1%
Telecommunications	5.7%
Cable and Satellite	4.3%
Natural Gas Integrated	3.9%
Wireless Communications	3.6%
Global Utilities	2.9%
Electric Transmission and Distribution	1.9%
Services	1.2%
Merchant Energy	1.2%
Natural Resources	1.1%
Alternative Energy	1.0%
Financial Services	0.6%

Transportation	0.6%
Electronics	0.5%
Diversified Industrial	0.4%
Machinery	0.4%
Entertainment	0.4%
Environmental Services	0.3%
Equipment and Supplies	0.2%
Aerospace	0.2%
Communications Equipment	0.1%
Specialty Chemicals	0.0%*
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Utility Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 82.8%
	ENERGY AND UTILITIES — 66.2%
	Alternative Energy — 1.0%
400	Landis+Gyr Group AG†	$27,204	$25,880
39,350	NextEra Energy Partners LP	1,337,383	2,017,868
13,000	Ormat Technologies Inc.	375,290	825,370
10,000	Siemens Gamesa Renewable Energy SA†	160,577	177,287
500	SolarEdge Technologies Inc.†	51,089	69,390
1,200	Vestas Wind Systems A/S	124,138	122,198

		2,075,681	3,237,993

	Diversified Industrial — 0.4%
3,500	AECOM†	143,747	131,530
2,000	Alstom SA	52,460	93,048
5,000	AZZ Inc.	183,252	171,600
11,000	Bouygues SA†	385,489	375,820
79,000	General Electric Co.	983,120	539,570
900	Sulzer AG	90,705	71,719

		1,838,773	1,383,287

	Electric Integrated — 39.7%
24,000	ALLETE Inc.	1,158,271	1,310,640
88,200	Alliant Energy Corp.	2,888,646	4,219,488
18,150	Ameren Corp.	647,750	1,277,034
55,950	American Electric Power Co. Inc.	3,736,892	4,455,858
3,000	Atlantica Sustainable Infrastructure plc	83,085	87,300
58,000	Avangrid Inc.	2,015,462	2,434,840
26,000	Avista Corp.	1,138,129	946,140
1,000	Badger Meter Inc.	63,753	62,920
33,000	Black Hills Corp.	1,615,028	1,869,780
2,000	CenterPoint Energy Inc.	54,243	37,340
83,150	CMS Energy Corp.	3,688,311	4,857,623
47,500	Dominion Energy Inc.	3,311,160	3,856,050
17,950	DTE Energy Co.	1,444,001	1,929,625
74,700	Duke Energy Corp.	6,539,853	5,967,783
76,000	Edison International	4,678,511	4,127,560
126,000	El Paso Electric Co.	8,534,192	8,442,000
5,000	Emera Inc.	190,455	196,744
4,125	Entergy Corp.	198,514	386,966
138,500	Evergy Inc.	7,737,851	8,211,665
120,200	Eversource Energy	7,809,530	10,009,054
67,000	FirstEnergy Corp.	2,746,848	2,598,260
62,000	Hawaiian Electric Industries Inc.	2,023,223	2,235,720
1,800	IDACORP Inc.	188,985	157,266
60,000	MGE Energy Inc.	3,668,167	3,870,600
53,000	NextEra Energy Inc.	10,321,734	12,729,010
48,000	NiSource Inc.	397,800	1,091,520
70,000	NorthWestern Corp.	3,857,492	3,816,400
184,000	OGE Energy Corp.	6,816,791	5,586,240
47,000	Otter Tail Corp.	1,467,387	1,823,130
34,000	PG&E Corp.†	297,628	301,580

Shares		Cost	Market Value
62,904	PNM Resources Inc.	$1,410,132	$2,418,030
1,000	Portland General Electric Co.	46,462	41,810
1,000	PPL Corp.	21,690	25,840
32,100	Public Service Enterprise Group Inc.	1,250,637	1,578,036
350	Roper Technologies Inc.	125,575	135,891
800	Sempra Energy	119,157	93,784
2,900	The Southern Co.	187,507	150,365
17,000	Unitil Corp.	448,439	761,940
129,700	WEC Energy Group Inc.	10,350,219	11,368,205
151,000	Xcel Energy Inc.	7,663,555	9,437,500

		110,943,065	124,907,537

	Electric Transmission and Distribution — 1.9%
38,000	Consolidated Edison Inc.	2,364,150	2,733,340
66,100	Exelon Corp.	1,936,355	2,398,769
75,703	Iberdrola SA	804,586	877,736

		5,105,091	6,009,845

	Environmental Services — 0.3%
4,000	Evoqua Water Technologies Corp.†	68,905	74,400
3,000	Fluidra SA†	36,200	39,637
2,000	Pentair plc	68,283	75,980
3,000	Suez SA	0	35,171
700	Tetra Tech Inc.	61,451	55,384
30,000	Veolia Environnement SA	487,553	674,771

		722,392	955,343

	Equipment and Supplies — 0.2%
550	Capstone Turbine Corp.†	4,236	1,661
500	Danaher Corp.	80,886	88,415
16,000	Mueller Industries Inc.	416,514	425,280
2,500	Rexnord Corp.	82,514	72,875
500	Valmont Industries Inc.	63,075	56,810

		647,225	645,041

	Global Utilities — 2.9%
8,000	Chubu Electric Power Co. Inc.	157,974	100,171
7,000	EDP - Energias de Portugal SA	25,460	33,424
130,000	Electric Power Development Co. Ltd.	3,718,612	2,462,144
33,000	Endesa SA	956,686	813,062
300,000	Enel SpA	1,862,753	2,587,857
500,000	Hera SpA	1,089,449	1,879,606
15,000	Hokkaido Electric Power Co. Inc.	73,141	57,513
12,000	Hokuriku Electric Power Co.	87,872	76,462
3,000	Huaneng Power International Inc., ADR	81,590	45,300
37,000	Korea Electric Power Corp., ADR†	572,620	295,260
15,000	Kyushu Electric Power Co. Inc.	202,018	125,724
8,000	Shikoku Electric Power Co. Inc.	155,987	58,903

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
8,000	The Chugoku Electric Power Co. Inc.	$150,761	$106,765
25,000	The Kansai Electric Power Co. Inc.	330,129	241,954
13,000	Tohoku Electric Power Co. Inc.	172,497	123,529

		9,637,549	9,007,674

	Merchant Energy — 1.2%
258,000	The AES Corp.(a)	3,983,029	3,738,420

	Natural Gas Integrated — 3.9%
10,000	Devon Energy Corp.	259,357	113,400
125,000	Energy Transfer LP	1,788,155	890,000
90,000	Kinder Morgan Inc.	2,584,069	1,365,300
110,600	National Fuel Gas Co.	4,279,235	4,637,458
160,000	ONEOK Inc.	8,476,863	5,315,200

		17,387,679	12,321,358

	Natural Gas Utilities — 6.1%
25,800	Atmos Energy Corp.	2,056,543	2,569,164
25,500	Chesapeake Utilities Corp.	1,727,496	2,142,000
30,262	Corning Natural Gas Holding Corp.	284,301	511,428
14,000	Engie SA†	406,391	173,018
72,000	National Grid plc, ADR	5,162,451	4,373,280
30,000	ONE Gas Inc.	1,276,328	2,311,500
18,000	RGC Resources Inc.	128,344	435,060
91,700	Southwest Gas Holdings Inc.	6,472,222	6,331,885
3,300	Spire Inc.	183,954	216,843
2,000	UGI Corp.	88,777	63,600

		17,786,807	19,127,778

	Natural Resources — 1.1%
4,000	Apache Corp.	115,216	54,000
55,000	Cameco Corp.	550,205	563,750
18,000	CNX Resources Corp.†	233,038	155,700
30,000	Compania de Minas Buenaventura SAA, ADR	339,199	274,200
5,025	CONSOL Energy Inc.†	92,423	25,477
42,500	Exxon Mobil Corp.	3,191,936	1,900,600
4,500	Hess Corp.	249,241	233,145
400	Linde plc	84,729	84,844
5,000	Occidental Petroleum Corp.	98,224	91,500

		4,954,211	3,383,216

	Services — 1.2%
24,000	ABB Ltd., ADR	478,264	541,440
100,000	Enbridge Inc.	2,781,674	3,042,000
13,000	Sunoco LP	305,731	296,790

			Market
Shares		Cost	Value
200	Weatherford International plc†	$5,157	$394

		3,570,826	3,880,624

	Water — 6.3%
27,000	American States Water Co.	1,326,417	2,123,010
26,500	American Water Works Co. Inc.	2,144,429	3,409,490
24,200	Artesian Resources Corp., Cl. A	512,360	878,218
34,000	California Water Service Group	609,354	1,621,800
27,000	Essential Utilities Inc.	508,775	1,140,480
43,200	Middlesex Water Co.	720,025	2,902,176
157,000	Severn Trent plc	4,158,676	4,822,599
38,500	SJW Group	1,629,062	2,391,235
10,000	The York Water Co.	154,349	479,600

		11,763,447	19,768,608

	TOTAL ENERGY AND UTILITIES	190,415,775	208,366,724

	COMMUNICATIONS — 13.7%
	Cable and Satellite — 4.3%
3,000	Charter Communications Inc., Cl. A†	598,964	1,530,120
20,000	Cogeco Inc.	389,461	1,193,577
68,000	DISH Network Corp., Cl. A†	2,512,542	2,346,680
10,000	EchoStar Corp., Cl. A†	228,284	279,600
300,000	ITV plc	659,963	277,607
42,421	Liberty Global plc, Cl. A†	824,785	927,323
108,771	Liberty Global plc, Cl. C†	3,158,918	2,339,664
11,000	Liberty Latin America Ltd., Cl. A†	237,288	106,920
6,000	Liberty Latin America Ltd., Cl. C†	109,672	56,640
11,000	Rogers Communications Inc., Cl. B	547,177	442,090
100,000	Telenet Group Holding NV	4,764,141	4,116,484

		14,031,195	13,616,705

	Communications Equipment — 0.1%
13,000	Furukawa Electric Co. Ltd.	551,850	314,119

	Telecommunications — 5.7%
75,000	AT&T Inc.	2,418,368	2,267,250
6,000	BCE Inc., New York	253,470	250,620
6,047	BCE Inc., Toronto	257,284	252,196
100,000	BT Group plc, Cl. A	313,502	141,319
129,000	CenturyLink Inc.	2,471,917	1,293,870
90,000	Cincinnati Bell Inc.†	1,006,084	1,336,500
5,000	Cogeco Communications Inc.	105,008	360,231
65,000	Deutsche Telekom AG	1,092,007	1,091,391
43,000	Deutsche Telekom AG, ADR	678,352	721,110
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	32
70,000	Nippon Telegraph & Telephone Corp.	813,435	1,630,794
1,000	Orange Belgium SA	14,151	16,291
2,000	Orange SA, ADR	22,799	23,800

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
11,800	Orascom Investment Holding, GDR†	$20,761	$1,121
30,000	Pharol SGPS SA†	8,930	3,472
4,000	Proximus SA	91,346	81,521
2,000	PT Indosat Tbk†	1,061	329
115,000	Sistema PJSC FC, GDR	497,094	545,100
10,000	SoftBank Group Corp.	530,130	504,746
1,350	Tele2 AB, Cl. B	15,470	17,900
20,000	Telefonica Deutschland Holding AG	87,983	59,028
85,000	Telekom Austria AG†	712,797	587,307
1,200	Telesites SAB de CV†	911	760
7,000	T-Mobile US Inc.†	549,799	729,050
250,000	VEON Ltd., ADR	827,825	450,000
100,000	Verizon Communications Inc.	4,198,645	5,513,000

		16,989,148	17,878,738

	Wireless Communications — 3.6%
2,500	America Movil SAB de CV, Cl. L, ADR	26,571	31,725
2,000	China Mobile Ltd., ADR	33,988	67,280
2,000	China Unicom Hong Kong Ltd., ADR	16,278	10,900
105,000	Millicom International Cellular SA, SDR	6,121,803	2,747,204
1,154	Mobile Telesystems PJSC	6,303	5,373
7,250	Mobile TeleSystems PJSC, ADR	75,934	66,627
100,000	NTT DOCOMO Inc.	1,438,659	2,669,136
2,000	SK Telecom Co. Ltd., ADR	32,986	38,640
400	SmarTone Telecommunications Holdings Ltd.	207	214
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	518,686	345,600
53,500	United States Cellular Corp.†	2,518,386	1,651,545
230,000	Vodafone Group plc, ADR	6,028,180	3,666,200

		16,817,981	11,300,444

	TOTAL COMMUNICATIONS	48,390,174	43,110,006

	OTHER — 2.7%
	Aerospace — 0.2%
150,000	Rolls-Royce Holdings plc	1,279,983	530,457

	Agriculture — 0.0%
3,000	Cadiz Inc.†	30,211	30,480

	Diversified Industrial — 0.0%
1,000	Macquarie Infrastructure Corp.	13,718	30,690

	Electronics — 0.5%
700	Hubbell Inc.	102,498	87,752

Shares		Cost	Market Value
2,000	Keysight Technologies Inc.†	$206,722	$201,560
18,000	Sony Corp., ADR	828,835	1,244,340

		1,138,055	1,533,652

	Entertainment — 0.4%
50,000	Vivendi SA	1,207,483	1,283,031

	Financial Services — 0.6%
40,000	GAM Holding AG†	125,682	91,783
22,000	Kinnevik AB, Cl. A	695,776	576,077
42,000	Kinnevik AB, Cl. B	1,504,543	1,104,741

		2,326,001	1,772,601

	Machinery — 0.4%
165,000	CNH Industrial NV†	1,955,538	1,159,950
1,500	Flowserve Corp.	72,528	42,780
8,000	Mueller Water Products Inc., Cl. A	88,244	75,440
1,000	Xylem Inc.	82,080	64,960

		2,198,390	1,343,130

	Specialty Chemicals — 0.0%
400	Air Products and Chemicals Inc.	94,752	96,584

	Transportation — 0.6%
28,500	GATX Corp.	1,293,033	1,737,930

	TOTAL OTHER	9,581,626	8,358,555

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	480,910	651,200

	TOTAL COMMON STOCKS	248,868,485	260,486,485

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.0%
	Energy and Utilities — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B, 09/30/26	87,212	75,654

	RIGHTS — 0.0%
	Communications — 0.0%
	Telecommunications — 0.0%
7,000	T-Mobile US Inc., expire 07/27/20†	0	1,176

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 12/02/20†(c)	87,613	118,560

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	WARRANTS (Continued)
	ENERGY AND UTILITIES — 0.0%
	Services — 0.0%
1,425	Weatherford International plc, expire 12/13/23†	$0	$242

	TOTAL WARRANTS	87,613	118,802

Principal Amount
	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
	Equipment and Supplies — 0.0%
$ 30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,000	29,432

	U.S. GOVERNMENT OBLIGATIONS — 17.2%
53,970,000	U.S. Treasury Bills, 0.060% to 1.522%††, 07/02/20 to 11/19/20(d)	53,920,309	53,957,774

TOTAL INVESTMENTS — 100.0%		$302,993,619	314,669,323

Other Assets and Liabilities (Net)			(73,101)

PREFERRED SHARES (3,154,188 preferred shares outstanding)			(101,332,200)

NET ASSETS — COMMON SHARES (54,753,982 common shares outstanding)			$213,264,022

NET ASSET VALUE PER COMMON SHARE ($213,264,022 ÷ 54,753,982 shares outstanding)			$3.89

(a)	Securities, or a portion thereof, with a value of $1,811,250 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At June 30, 2020, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of June 30, 2020, equity contract for difference swap agreements outstanding were as follows:

	One Month LIBOR
	Plus 90 bps						Upfront
Market Value	plus Market Value		Payment	Termination	Notional		Payments/	Unrealized
Appreciation Received	Depreciation Paid	Counterparty	Frequency	Date	Amount	Value	Receipts	(Depreciation)
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2021	$373,030	$(19,519)	—	$(19,519)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(19,519)

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $302,993,619)	$314,669,323
Foreign currency, at value (cost $2,443)	2,423
Dividends and interest receivable	591,174
Deferred offering expense	39,630
Prepaid expenses	3,618

Total Assets	315,306,168

Liabilities:
Payable to custodian	10,134
Distributions payable	66,794
Payable for investment advisory fees	219,824
Payable for payroll expenses	30,380
Payable for accounting fees	11,250
Payable for custodian fees	35,598
Payable for shareholder communications expenses	142,382
Payable for legal and audit fees	73,423
Unrealized depreciation on swap contracts	19,519
Other accrued expenses	100,642

Total Liabilities	709,946

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.625%, $25 liquidation value, 1,200,000 shares authorized with 1,153,288 shares issued and outstanding)	28,832,200
Series B Preferred Shares (Auction Market, $25,000 liquidation value, 1,000 shares authorized with 900 shares issued and outstanding)	22,500,000
Series C Preferred Shares (5.375%, $25 liquidation value, 2,000,000 shares authorized and outstanding)	50,000,000

Total Preferred Shares	101,332,200

Net Assets Attributable to Common Shareholders	$213,264,022

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$205,514,394
Total distributable earnings	7,749,628

Net Assets	$213,264,022

Net Asset Value per Common Share:
($213,264,022 ÷ 54,753,982 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$3.89

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $106,985)	$4,291,611
Interest	364,309

Total Investment Income	4,655,920

Expenses:
Investment advisory fees	1,675,678
Shareholder communications expenses	102,405
Payroll expenses	68,634
Trustees’ fees	66,883
Shareholder services fees	61,125
Legal and audit fees	47,913
Custodian fees	26,573
Accounting fees	22,500
Interest expense	8
Miscellaneous expenses	83,055

Total Expenses	2,154,774

Less:
Advisory fee reduction (See Note 3)	(255,363)
Expenses paid indirectly by broker (See Note 3)	(1,736)
Custodian fee credits	(383)

Total Credits and Reductions	(257,482)

Net Expenses	1,897,292

Net Investment Income	2,758,628

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(2,453,501)
Net realized loss on swap contracts	(575,409)
Net realized gain on foreign currency transactions	4,580

Net realized loss on investments, swap contracts, and foreign currency transactions	(3,024,330)

Net change in unrealized appreciation/depreciation:
on investments	(43,623,091)
on swap contracts	17,131
on foreign currency translations	(5,480)

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	(43,611,440)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(46,635,770)

Net Decrease in Net Assets Resulting from Operations	(43,877,142)

Total Distributions to Preferred Shareholders	(2,414,312)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(46,291,454)

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$2,758,628	$6,142,027
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(3,024,330)	25,102,928
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(43,611,440)	27,320,486

Net Increase/(Decrease) in Net Assets Resulting from Operations	(43,877,142)	58,565,441

Distributions to Preferred Shareholders:
Accumulated earnings	(2,372,767)*	(5,137,137)
Return of capital	(41,545)*	—

Total Distributions to Preferred Shareholders	(2,414,312)	(5,137,137)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(46,291,454)	53,428,304

Distributions to Common Shareholders:
Accumulated earnings	(327,128)*	(26,167,082)
Return of capital	(16,029,251)*	(6,206,353)

Total Distributions to Common Shareholders	(16,356,379)	(32,373,435)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	2,618,715	5,094,532
Net increase from common shares issued in rights offering	—	—
Offering costs and adjustments for common and preferred shares charged to paid-in capital	—	26,959

Net Increase in Net Assets from Fund Share Transactions	2,618,715	5,121,491

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(60,029,118)	26,176,360

Net Assets Attributable to Common Shareholders:
Beginning of year	273,293,140	247,116,780

End of period	$213,264,022	$273,293,140

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Operating Performance:
Net asset value, beginning of year	$5.03		$4.61		$5.34	$5.45	$5.13	$6.16

Net investment income	0.05		0.11		0.12	0.11	0.11	0.13
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions		(0.87)	0.99		(0.27)	0.48	0.92	(0.53)

Total from investment operations		(0.82)	1.10		(0.15)	0.59	1.03	(0.40)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.02)		(0.02)	(0.02)	(0.01)	(0.01)
Net realized gain	—		(0.08)		(0.08)	(0.09)	(0.07)	(0.03)
Return of capital	(0.00	)*(b)	—		—	—	—	—

Total distributions to preferred shareholders		(0.04)	(0.10)		(0.10)	(0.11)	(0.08)	(0.04)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations		(0.86)	1.00		(0.25)	0.48	0.95	(0.44)

Distributions to Common Shareholders:
Net investment income	(0.01	)*	(0.09)		(0.10)	(0.10)	(0.09)	(0.11)
Net realized gain	—		(0.39)		(0.48)	(0.49)	(0.48)	(0.27)
Return of capital	(0.29	)*	(0.12)		(0.02)	(0.01)	(0.03)	(0.22)

Total distributions to common shareholders		(0.30)	(0.60)		(0.60)	(0.60)	(0.60)	(0.60)

Fund Share Transactions:
Increase in net asset value from common share transactions	—		—		—	0.01	0.01	0.01
Increase in net asset value from common shares issued in rights offering	—		—		0.12	—	—	—
Increase in net asset value from common shares issued upon reinvestment of distributions	0.02		0.02		0.01	—	—	—
Offering costs and adjustments to offering costs for preferred shares charged or credited to paid-in capital	—		0.00	(b)	(0.01)	0.00 (b)	(0.04)	—

Total Fund share transactions	0.02		0.02		0.12	0.01	(0.03)	0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$3.89		$5.03		$4.61	$5.34	$5.45	$5.13

NAV total return†		(16.86)%	23.21%		(5.02)%	9.27%	18.62%	(7.12)%

Market value, end of period	$7.20		$7.77		$5.94	$7.10	$6.30	$5.70

Investment total return††		(3.07)%	42.99%		(4.76)%	23.48%	22.08%	(14.15)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$314,596		$374,625		$348,449	$336,165	$337,831	$270,508
Net assets attributable to common shares, end of period (in 000’s)	$213,264		$273,293		$247,117	$234,833	$236,498	$219,176
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.34	%(c)	2.30%		2.51%	2.04%	2.02%	2.41%
Ratio of operating expenses to average net assets attributable to common shares before fee waived(d)(e)	1.83	%(c)	1.64	%(f)	1.81%	1.80%	1.71%	1.57%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any(d)(g)	1.61	%(c)	1.64	%(f)	1.60%	1.80%	1.71%	1.35%
Portfolio turnover rate		3%	23%		26%	18%	22%	9%

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2020	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Cumulative Preferred Shares:
5.625% Series A Preferred
Liquidation value, end of period (in 000’s)	$28,832	$28,832	$28,832	$28,832	$28,832	$ 28,832
Total shares outstanding (in 000’s)	1,153	1,153	1,153	1,153	1,153	1,153
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00
Average market value (h)	$ 26.48	$ 26.19	$ 25.43	$ 25.68	$ 25.88	$ 25.55
Asset coverage per share (i)	$ 77.62	$ 92.43	$ 85.97	$ 82.94	$ 83.35	$ 131.74
Series B Auction Market Preferred
Liquidation value, end of period (in 000’s)	$22,500	$22,500	$22,500	$22,500	$22,500	$ 22,500
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$ 25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$ 25,000
Asset coverage per share (i)	$77,615	$92,425	$85,967	$82,936	$83,347	$131,744
5.375% Series C Preferred
Liquidation value, end of period (in 000’s)	$50,000	$50,000	$50,000	$50,000	$50,000	—
Total shares outstanding (in 000’s)	2,000	2,000	2,000	2,000	2,000	—
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	—
Average market value (h)	$ 25.81	$ 25.90	$ 25.01	$ 25.32	$ 25.28	—
Asset coverage per share (i)	$ 77.62	$ 92.43	$ 85.97	$ 82.94	$ 83.35	—
Asset Coverage (k)	310%	370%	344%	332%	333%	527%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.
(e)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2020 and years ended 2019, 2018, 2017, 2016, and 2015 would have been 1.28%, 1.19%, 1.28%, 1.26%, 1.27%, and 1.29%, respectively.

(f)

In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.71% and 1.24%, respectively.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2020, and the years ended 2019, 2018, 2017, 2016, and 2015 would have been 1.13%, 1.19%, 1.14%, 1.26%, 1.27%, and 1.11%, respectively.

(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(k)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utility Trust (the Fund) operates as a diversified closed-end management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on July 9, 1999.

The Fund’s primary objective is long term growth of capital and income. The Fund will invest 80% of its assets, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (the 80% Policy). The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Natural Gas Utilities	$ 18,616,350	$ 511,428	$ 19,127,778
Other Industries (a)	189,238,946	—	189,238,946
COMMUNICATIONS
Other Industries (a)	43,110,006	—	43,110,006
OTHER
Other Industries (a)	8,358,555	—	8,358,555
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS
Other Industries (a)	651,200	—	651,200
Total Common Stocks	259,975,057	511,428	260,486,485
Mandatory Convertible Securities(a)	—	75,654	75,654
Rights(a)	1,176	—	1,176
Warrants (a)	242	118,560	118,802
Corporate Bonds (a)	—	29,432	29,432
U.S. Government Obligations	—	53,957,774	53,957,774
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$259,976,475	$54,692,848	$314,669,323
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreements	—	$ (19,519)	$ (19,519)
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$ (19,519)	$ (19,519)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

During the six months ended June 30, 2020, the Fund did not have transfers into or out of Level 3.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments, together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at June 30, 2020 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2020 had an average monthly notional amount of approximately $624,144.

At June 30, 2020, the Fund’s derivative liabilities (by type) are as follows:

Gross Amounts of
	Recognized Liabilities	Gross Amounts	Net Amount of
	Presented in the	Available for Offset	Liabilities Presented in
	Statement of Assets	in the Statement of	the Statement of
	and Liabilities	Assets and Liabilities	Assets and Liabilities

Liabilities
Equity Contract for Difference Swap Agreements	$19,519	—	$19,519

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liability by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2020:

		Net Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of Assets	Securities Pledged	Cash Collateral
	and Liabilities	as Collateral	Received	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$19,519	(19,519)	—	—

At June 30, 2020, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2020, the effect of equity contract for difference swap agreements can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency; Net realized loss on swap contracts; and Net change in unrealized appreciation/depreciation on swap contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2020, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.625% Series A Cumulative Preferred Shares (Series A Preferred), the Series B Auction Market Cumulative Preferred Shares (Series B Preferred), and the 5.375% Series C Cumulative Preferred Shares (Series C Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$6,350,692	$1,246,772
Net long term capital gains	19,816,390	3,890,365
Return of capital	6,206,353	—

Total distributions paid	$32,373,435	$5,137,137

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2020:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments and derivative instruments	$304,427,707	$39,379,363	$(29,118,228)	$10,261,135

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of its average weekly net assets including the liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A and Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rates of the Series A and Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the dividend rates of the Series A and Series B Preferred for the period. For the six months ended June 30, 2020, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of the Series A and Series B Preferred. Thus, advisory fees with respect to the liquidation value of these Preferred Shares were reduced by $255,363.

During the six months ended June 30, 2020, the Fund paid $4,596 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,736.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $68,634 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $11,543,547 and $8,670,039, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value

$0.001). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund did not repurchase any common shares of beneficial interest in the open market.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019

	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	395,085	$2,618,715	758,032	$5,094,532

Net increase	395,085	$2,618,715	758,032	$5,094,532

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, and Series C Preferred Shares at redemption prices of $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series A Preferred and Series B Preferred at the redemption price. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund did not repurchase any shares of Series A Preferred, Series B Preferred, or Series C Preferred.

The Series B Preferred dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

subject to bid orders by potential holders has been less than the number of Series B Preferred subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B Preferred for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day ICE LIBOR rate on the day of such auction. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series B Preferred may also trade their shares in the secondary market.

The Fund has the authority to purchase its Series B auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction market preferred shares, and the timing and amount of any auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

			Number of Shares			Dividend	Accrued
			Outstanding at		2020 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	06/30/20	Net Proceeds	Rate Range	06/30/20	06/30/20
A 5.625%	July 31, 2003	1,200,000	1,153,288	$28,895,026	Fixed Rate	5.625%	$22,525
B Auction Market	July 31, 2003	1,000	900	24,590,026	1.592% to 3.086%	1.597%	6,943
C 5.375%	May 31, 2016	2,000,000	2,000,000	48,142,029	Fixed Rate	5.375%	37,326

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact of all subsequent events of the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr., Robert J. Morrissey, and Salvatore J. Zizza, as Trustees of the Fund, with a total of 43,379,035 votes, 43,761,787 votes, and 43,376,030 votes cast in favor of these Trustees, and a total of 1,500,865 votes, 1,118,112 votes, and 1,503,870 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected John Birch as a Trustee of the Fund, with 2,189,573 votes cast in favor of this Trustee and 50,754 votes withheld for this Trustee.

Mario J. Gabelli, Elizabeth C. Bogan, James P. Conn, Vincent D. Enright, Michael J. Ferrantino, John D. Gabelli, Michael J. Melarkey and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Utility Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 11, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2019) of the Fund against a peer group of five other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Utility Fund Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was within the fifth quintile for the one year and three year periods and in the fourth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were roughly average within the Adviser Peer Group and above average within the peer group of funds selected by Broadridge and the Fund’s size was below average within these groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

The Gabelli Utility Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common stock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Utility Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value.

Be advised that the common shares of The Gabelli Utility Trust have traded at excessive premiums (whereby the market price is much greater than the underlying net asset value.) Dividend reinvestment may be made at an excessive premium, which is not likely to be sustainable.

All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Utility Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

$0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Jose Garza began his career at GAMCO Investors, Inc. in 2007 as a member of the Utilities research team. Mr. Garza rejoined GAMCO Investors, Inc. in July 2013 after graduate school as research analyst covering Water and Industrial Gas companies. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA degree from Columbia Business School, where he participated in the school’s Value Investing Program

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

John Birch

Partner,

The Cardinal Partners Global

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GUT Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective January 2, 2020, Timothy M. Winter, CFA, and Jose Garza were named portfolio managers of the Fund.

Mr. Winter joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water and Industrial Gas companies. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA from Columbia Business School.

There have been no other changes to the portfolio management team since December 31, 2019.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Messrs. Winter and Garza and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts as of December 31, 2019. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Timothy M. Winter	Registered Investment Companies	1	$2.3 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0

	Other accounts	12	$0.9 million	0	$0

Jose Garza	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0

	Other accounts	5	$0.2 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Fund. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, he/she will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Fund.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage managed accounts with investment strategies and/or policies that are similar to the Trust. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that they manage. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his/her compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Trust. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to this Fund. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Additionally, he receives similar incentive based variable compensation for managing other accounts within the firm and its affiliates. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. One of the other closed-end registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component is based on a percentage of net revenues to the investment adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. He receives no base salary, no annual bonus, and no stock options.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Timothy Winter and Jose Garza owned $0 and $0, respectively, of shares of the Fund as of December 31, 2019.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,416,537 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000

Month #2 02/01/2020 through 02/29/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,473,573 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #3 03/01/2020 through 03/31/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,556,592 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,626,333 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #5 05/01/2020 through 05/31/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,695,644 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #6 06/01/2020 through 06/30/2020	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 54,753,982 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.
Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The

Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Gabelli Utility Trust

By (Signature and Title)*      /s/ Bruce N. Alpert

                                               Bruce N. Alpert, Principal Executive Officer

Date                                        September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bruce N. Alpert

                                               Bruce N. Alpert, Principal Executive Officer

Date                                        September 4, 2020

By (Signature and Title)*      /s/ John C. Ball

                                               John C. Ball, Principal Financial Officer and Treasurer

Date                                        September 4, 2020

* Print the name and title of each signing officer under his or her signature.